Allowance for expected credit losses - Group ECL with staging of assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 870,816	£ 846,753
Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.50%	0.60%
Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase/(decrease) n probability-weighted expected credit loss	£ 468	£ 596
Drawn ECL coverage (%)	0.60%	0.70%
Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.80%	1.00%
Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	1.50%	2.40%
Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.10%	0.20%
Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	1.90%	2.60%
Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.20%	0.20%
Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	2.50%	3.40%
Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.20%	0.30%
Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	3.60%	4.20%
Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.30%	0.50%
Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	5.40%	3.80%
Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	14.40%	12.30%
Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	15.60%	14.40%
Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	17.80%	17.70%
Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	22.30%	24.90%
Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 312,280	£ 306,215
Drawn ECL coverage (%)	0.30%	0.40%
Retail – UK mortgages | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.10%	0.10%
Retail – UK mortgages | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.20%	0.20%
Retail – UK mortgages | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.30%	0.40%
Retail – UK mortgages | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.90%	1.80%
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 269,707	£ 256,435
Drawn ECL coverage (%)	0.00%	0.10%
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 32,722	£ 38,159
Drawn ECL coverage (%)	0.80%	1.00%
Retail – UK mortgages | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.00%	0.00%
Retail – UK mortgages | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.30%	0.30%
Retail – UK mortgages | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.00%	0.00%
Retail – UK mortgages | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.50%	0.60%
Retail – UK mortgages | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.00%	0.00%
Retail – UK mortgages | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	1.00%	1.10%
Retail – UK mortgages | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.10%	0.10%
Retail – UK mortgages | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	2.60%	2.50%
Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 3,831	£ 3,980
Drawn ECL coverage (%)	8.00%	8.20%
Retail – UK mortgages | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	4.80%	1.80%
Retail – UK mortgages | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	6.60%	5.20%
Retail – UK mortgages | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	9.80%	10.50%
Retail – UK mortgages | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	16.60%	22.20%
Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 6,020	£ 7,641
Drawn ECL coverage (%)	3.00%	2.70%
Retail – UK mortgages | POCI £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.70%	2.70%
Retail – UK mortgages | POCI £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	1.90%	2.70%
Retail – UK mortgages | POCI £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	4.30%	2.70%
Retail – UK mortgages | POCI £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	9.30%	2.70%
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 15,661	£ 15,118
Drawn ECL coverage (%)	3.60%	4.40%
Credit cards | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	3.00%	3.80%
Credit cards | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	3.90%	4.90%
Credit cards | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	4.90%	5.90%
Credit cards | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	6.40%	8.10%
Credit cards | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 13,385	£ 12,457
Drawn ECL coverage (%)	1.10%	1.30%
Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 2,144	£ 2,507
Drawn ECL coverage (%)	12.20%	13.80%
Credit cards | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	1.10%	1.30%
Credit cards | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	12.10%	13.70%
Credit cards | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	1.40%	1.70%
Credit cards | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	13.50%	15.30%
Credit cards | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	1.80%	2.00%
Credit cards | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	14.80%	16.60%
Credit cards | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	2.40%	2.70%
Credit cards | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	16.30%	18.80%
Credit cards | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 132	£ 154
Drawn ECL coverage (%)	50.20%	45.80%
Credit cards | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	50.20%	43.00%
Credit cards | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	50.20%	43.00%
Credit cards | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	50.20%	43.00%
Credit cards | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	50.20%	43.00%
Other Retail | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	1.70%	2.00%
Other Retail | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	1.90%	2.20%
Other Retail | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	2.10%	2.40%
Other Retail | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	2.50%	2.90%
Other Retail | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.80%	0.90%
Other Retail | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	7.30%	5.70%
Other Retail | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.80%	1.00%
Other Retail | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	8.00%	6.30%
Other Retail | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.90%	1.10%
Other Retail | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	8.70%	6.40%
Other Retail | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	1.00%	1.50%
Other Retail | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	9.50%	4.20%
Other Retail | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	48.70%	52.70%
Other Retail | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	49.80%	53.50%
Other Retail | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	52.30%	54.90%
Other Retail | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	57.70%	57.70%
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 87,602	£ 88,607
Drawn ECL coverage (%)	1.00%	1.10%
Commercial Banking | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.70%	0.80%
Commercial Banking | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.90%	1.00%
Commercial Banking | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	1.10%	1.50%
Commercial Banking | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	2.20%	3.20%
Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 81,272	£ 79,342
Drawn ECL coverage (%)	0.30%	0.30%
Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 4,904	£ 7,615
Drawn ECL coverage (%)	5.10%	4.70%
Commercial Banking | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.10%	0.20%
Commercial Banking | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	5.10%	5.80%
Commercial Banking | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.20%	0.30%
Commercial Banking | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	6.70%	7.20%
Commercial Banking | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.30%	0.40%
Commercial Banking | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	8.00%	7.40%
Commercial Banking | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.40%	0.60%
Commercial Banking | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	10.50%	10.30%
Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 1,426	£ 1,650
Drawn ECL coverage (%)	22.50%	20.20%
Commercial Banking | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	22.60%	20.60%
Commercial Banking | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	22.60%	20.60%
Commercial Banking | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	22.60%	20.60%
Commercial Banking | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	22.60%	20.60%
Other | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.10%	0.40%
Other | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.10%	0.40%
Other | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.10%	0.40%
Other | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.10%	0.50%
Other | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.10%	0.20%
Other | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.00%	0.00%
Other | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.10%	0.20%
Other | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.00%	0.00%
Other | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.10%	0.20%
Other | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.00%	0.00%
Other | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.10%	0.30%
Other | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	0.00%	0.00%
Other | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	25.00%	41.00%
Other | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	25.00%	41.00%
Other | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	25.00%	41.00%
Other | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	25.00%	41.00%
Gross carrying amount | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 489,184	£ 480,988
Gross carrying amount | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	489,184	480,988
Gross carrying amount | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	489,184	480,988
Gross carrying amount | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	489,184	480,988
Gross carrying amount | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	435,697	428,563
Gross carrying amount | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	40,528	37,391
Gross carrying amount | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	435,104	426,214
Gross carrying amount | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	41,121	39,740
Gross carrying amount | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	431,587	417,421
Gross carrying amount | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	44,638	48,533
Gross carrying amount | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	403,761	257,317
Gross carrying amount | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	72,464	208,637
Gross carrying amount | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	6,752	7,180
Gross carrying amount | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	6,752	7,180
Gross carrying amount | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	6,752	7,180
Gross carrying amount | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	6,752	7,180
Gross carrying amount | Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	313,128	307,320	£ 312,338
Gross carrying amount | Retail – UK mortgages | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	313,128	307,320
Gross carrying amount | Retail – UK mortgages | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	313,128	307,320
Gross carrying amount | Retail – UK mortgages | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	313,128	307,320
Gross carrying amount | Retail – UK mortgages | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	313,128	307,320
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	269,760	256,596	257,517
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	32,995	38,533	41,783
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	271,370	270,131
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	31,385	24,998
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	271,903	269,581
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	30,852	25,548
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	271,391	266,388
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	31,364	28,741
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	253,639	129,736
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	49,116	165,393
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	4,166	4,337	3,416
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	4,166	4,337
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	4,166	4,337
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	4,166	4,337
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	4,166	4,337
Gross carrying amount | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	6,207	7,854	9,622
Gross carrying amount | Retail – UK mortgages | POCI £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	6,207	7,854
Gross carrying amount | Retail – UK mortgages | POCI £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	6,207	7,854
Gross carrying amount | Retail – UK mortgages | POCI £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	6,207	7,854
Gross carrying amount | Retail – UK mortgages | POCI £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	6,207	7,854
Gross carrying amount | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	16,240	15,817	14,992
Gross carrying amount | Credit cards | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	16,240	15,817
Gross carrying amount | Credit cards | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	16,240	15,817
Gross carrying amount | Credit cards | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	16,240	15,817
Gross carrying amount | Credit cards | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	16,240	15,817
Gross carrying amount | Credit cards | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	13,534	12,625	11,416
Gross carrying amount | Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	2,441	2,908	3,287
Gross carrying amount | Credit cards | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	14,261	13,338
Gross carrying amount | Credit cards | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	1,714	2,195
Gross carrying amount | Credit cards | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	13,714	12,668
Gross carrying amount | Credit cards | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	2,261	2,865
Gross carrying amount | Credit cards | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	13,065	12,109
Gross carrying amount | Credit cards | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	2,910	3,424
Gross carrying amount | Credit cards | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	12,226	10,966
Gross carrying amount | Credit cards | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	3,749	4,567
Gross carrying amount | Credit cards | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	265	284	289
Gross carrying amount | Credit cards | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	265	284
Gross carrying amount | Credit cards | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	265	284
Gross carrying amount | Credit cards | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	265	284
Gross carrying amount | Credit cards | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	265	284
Gross carrying amount | Credit cards | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Gross carrying amount | Other Retail | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	48,230	45,423
Gross carrying amount | Other Retail | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	48,230	45,423
Gross carrying amount | Other Retail | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	48,230	45,423
Gross carrying amount | Other Retail | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	48,230	45,423
Gross carrying amount | Other Retail | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	43,746	39,260
Gross carrying amount | Other Retail | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	4,038	5,711
Gross carrying amount | Other Retail | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	43,435	38,939
Gross carrying amount | Other Retail | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	4,349	6,032
Gross carrying amount | Other Retail | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	42,955	38,373
Gross carrying amount | Other Retail | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	4,829	6,598
Gross carrying amount | Other Retail | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	42,046	30,202
Gross carrying amount | Other Retail | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	5,738	14,769
Gross carrying amount | Other Retail | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	446	452
Gross carrying amount | Other Retail | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	446	452
Gross carrying amount | Other Retail | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	446	452
Gross carrying amount | Other Retail | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	446	452
Gross carrying amount | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	88,484	89,629	95,373
Gross carrying amount | Commercial Banking | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	100,298	104,757
Gross carrying amount | Commercial Banking | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	100,298	104,757
Gross carrying amount | Commercial Banking | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	100,298	104,757
Gross carrying amount | Commercial Banking | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	100,298	104,757
Gross carrying amount | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	81,477	79,574	80,509
Gross carrying amount | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	5,168	7,987	11,493
Gross carrying amount | Commercial Banking | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	95,068	98,202
Gross carrying amount | Commercial Banking | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	3,391	4,487
Gross carrying amount | Commercial Banking | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	94,800	97,394
Gross carrying amount | Commercial Banking | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	3,659	5,295
Gross carrying amount | Commercial Banking | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	92,924	92,919
Gross carrying amount | Commercial Banking | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	5,535	9,770
Gross carrying amount | Commercial Banking | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	84,598	78,781
Gross carrying amount | Commercial Banking | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	13,861	23,908
Gross carrying amount | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	1,839	2,068	3,371
Gross carrying amount | Commercial Banking | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	1,839	2,068
Gross carrying amount | Commercial Banking | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	1,839	2,068
Gross carrying amount | Commercial Banking | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	1,839	2,068
Gross carrying amount | Commercial Banking | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	1,839	2,068
Gross carrying amount | Commercial Banking | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Gross carrying amount | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	5	(37)
Gross carrying amount | Other | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	11,288	7,671
Gross carrying amount | Other | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	11,288	7,671
Gross carrying amount | Other | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	11,288	7,671
Gross carrying amount | Other | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	11,288	7,671
Gross carrying amount | Other | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	5	(43)
Gross carrying amount | Other | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Gross carrying amount | Other | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	11,252	7,632
Gross carrying amount | Other | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Gross carrying amount | Other | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	11,252	7,632
Gross carrying amount | Other | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Gross carrying amount | Other | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	11,252	7,632
Gross carrying amount | Other | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Gross carrying amount | Other | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	11,252	7,632
Gross carrying amount | Other | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Gross carrying amount | Other | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	6
Gross carrying amount | Other | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	36	39
Gross carrying amount | Other | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	36	39
Gross carrying amount | Other | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	36	39
Gross carrying amount | Other | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	36	39
Gross carrying amount | Other | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(3,481)	(4,084)
Allowance for expected credit losses | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(2,424)	(2,780)
Allowance for expected credit losses | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(3,013)	(3,488)
Allowance for expected credit losses | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(4,059)	(4,634)
Allowance for expected credit losses | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(7,203)	(11,369)
Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(889)	(1,091)
Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,286)	(1,629)
Allowance for expected credit losses | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(644)	(728)
Allowance for expected credit losses | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(760)	(959)
Allowance for expected credit losses | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(797)	(911)
Allowance for expected credit losses | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,044)	(1,333)
Allowance for expected credit losses | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(979)	(1,123)
Allowance for expected credit losses | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,616)	(2,029)
Allowance for expected credit losses | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,242)	(1,350)
Allowance for expected credit losses | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(3,881)	(8,018)
Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,119)	(1,151)
Allowance for expected credit losses | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(975)	(880)
Allowance for expected credit losses | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,053)	(1,031)
Allowance for expected credit losses | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,200)	(1,269)
Allowance for expected credit losses | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,505)	(1,788)
Allowance for expected credit losses | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(187)	(213)
Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(848)	(1,105)	(1,207)
Allowance for expected credit losses | Retail – UK mortgages | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(345)	(384)
Allowance for expected credit losses | Retail – UK mortgages | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(566)	(617)
Allowance for expected credit losses | Retail – UK mortgages | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,061)	(1,070)
Allowance for expected credit losses | Retail – UK mortgages | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(2,741)	(5,403)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(53)	(161)	(91)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(273)	(374)	(552)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(13)	(20)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(86)	(73)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(29)	(40)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(144)	(139)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(66)	(84)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(321)	(316)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(203)	(153)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,272)	(4,074)
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(335)	(357)	(311)
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(201)	(78)
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(274)	(225)
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(410)	(457)
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(691)	(963)
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(187)	(213)	(253)
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(45)	(213)
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(119)	(213)
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(264)	(213)
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(575)	(213)
Allowance for expected credit losses | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(579)	(699)	(666)
Allowance for expected credit losses | Credit cards | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(492)	(593)
Allowance for expected credit losses | Credit cards | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(633)	(770)
Allowance for expected credit losses | Credit cards | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(802)	(931)
Allowance for expected credit losses | Credit cards | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,036)	(1,279)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(149)	(168)	(120)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(297)	(401)	(433)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(152)	(169)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(207)	(302)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(196)	(211)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(304)	(437)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(238)	(242)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(431)	(567)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(290)	(298)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(613)	(859)
Allowance for expected credit losses | Credit cards | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(133)	(130)	(113)
Allowance for expected credit losses | Credit cards | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(133)	(122)
Allowance for expected credit losses | Credit cards | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(133)	(122)
Allowance for expected credit losses | Credit cards | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(133)	(122)
Allowance for expected credit losses | Credit cards | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(133)	(122)
Allowance for expected credit losses | Credit cards | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(882)	(887)
Allowance for expected credit losses | Other Retail | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(843)	(923)
Allowance for expected credit losses | Other Retail | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(928)	(1,004)
Allowance for expected credit losses | Other Retail | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,027)	(1,076)
Allowance for expected credit losses | Other Retail | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,212)	(1,328)
Allowance for expected credit losses | Other Retail | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(329)	(339)
Allowance for expected credit losses | Other Retail | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(326)	(320)
Allowance for expected credit losses | Other Retail | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(333)	(360)
Allowance for expected credit losses | Other Retail | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(293)	(325)
Allowance for expected credit losses | Other Retail | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(356)	(384)
Allowance for expected credit losses | Other Retail | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(350)	(378)
Allowance for expected credit losses | Other Retail | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(374)	(404)
Allowance for expected credit losses | Other Retail | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(420)	(424)
Allowance for expected credit losses | Other Retail | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(408)	(448)
Allowance for expected credit losses | Other Retail | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(547)	(619)
Allowance for expected credit losses | Other Retail | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(227)	(228)
Allowance for expected credit losses | Other Retail | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(217)	(238)
Allowance for expected credit losses | Other Retail | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(222)	(242)
Allowance for expected credit losses | Other Retail | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(233)	(248)
Allowance for expected credit losses | Other Retail | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(257)	(261)
Allowance for expected credit losses | Other Retail | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(882)	(1,022)	(1,698)
Allowance for expected credit losses | Commercial Banking | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(728)	(850)
Allowance for expected credit losses | Commercial Banking | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(870)	(1,065)
Allowance for expected credit losses | Commercial Banking | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,153)	(1,524)
Allowance for expected credit losses | Commercial Banking | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(2,198)	(3,323)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(205)	(232)	(214)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(264)	(372)	(414)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(139)	(165)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(174)	(259)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(209)	(260)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(246)	(379)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(294)	(376)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(444)	(722)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(334)	(431)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,449)	(2,466)
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(413)	(418)	£ (1,070)
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(415)	(426)
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(415)	(426)
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(415)	(426)
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(415)	(426)
Allowance for expected credit losses | Commercial Banking | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	(4)
Allowance for expected credit losses | Other | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(16)	(30)
Allowance for expected credit losses | Other | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(16)	(32)
Allowance for expected credit losses | Other | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(16)	(33)
Allowance for expected credit losses | Other | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(16)	(36)
Allowance for expected credit losses | Other | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 1 and 2 | Upside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(7)	(14)
Allowance for expected credit losses | Other | Stage 1 and 2 | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 1 and 2 | Base case | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(7)	(16)
Allowance for expected credit losses | Other | Stage 1 and 2 | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 1 and 2 | Downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(7)	(17)
Allowance for expected credit losses | Other | Stage 1 and 2 | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 1 and 2 | Severe downside | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(7)	(20)
Allowance for expected credit losses | Other | Stage 1 and 2 | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	(4)
Allowance for expected credit losses | Other | Stage 3 £m | Upside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(9)	(16)
Allowance for expected credit losses | Other | Stage 3 £m | Base case | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(9)	(16)
Allowance for expected credit losses | Other | Stage 3 £m | Downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(9)	(16)
Allowance for expected credit losses | Other | Stage 3 £m | Severe downside | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(9)	(16)
Allowance for expected credit losses | Other | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 0	£ 0